Federated Mortage Fund
A Portfolio of Federated Total Return Series, Inc.
INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2017
Under the heading entitled “Portfolio Manager Information,” please delete the dollar value range of shares disclosure for Liam O'Connell and replace with the following:
“Dollar value range of shares owned in the Fund: $100,001 - $500,000.”
July 16, 2018
Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454393 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.